Stock-based Compensation (Tables)	9 Months Ended
Sep. 30, 2014
Performance Units Awards
Stock-based Compensation
Schedule of assumptions used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense
Stock Price(1)	$17.07
Beginning Average Stock Price(2)	$14.78
Expected Volatility(3)	46.95%
Risk-Free Rate of Return(4)	0.61%

Non-employee members of Board Of Directors | Restricted stock
Stock-based Compensation
Summary of information related to the Units/shares or awards

	Restricted Stock Awards	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	26,580	$15.05
Granted	27,430	18.77
Forfeited	—	—
Vested	(26,580)	15.05
Unvested at September 30, 2014	27,430	$18.77

Officers and employees | Restricted stock
Stock-based Compensation
Summary of information related to the Units/shares or awards

	Restricted Stock Unit Awards	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	—	$—
Granted	303,929	17.17
Forfeited	(5,368)	17.07
Vested	—	—
Unvested at September 30, 2014	298,561	$17.18

Officers and employees | Performance Units Awards
Stock-based Compensation
Summary of information related to the Units/shares or awards
	Performance Unit Awards	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	—	$—
Granted	201,318	21.65
Forfeited	—	—
Vested	—	—
Unvested at September 30, 2014	201,318	$21.65

Management incentive plan | Management units | Management
Stock-based Compensation
Summary of information related to the Units/shares or awards

	JEH Units	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	457,150	$12.46
Granted	4,772	15.00
Forfeited	(4,772)	15.00
Vested	(79,899)	15.00
Unvested at September 30, 2014	377,251	$11.92